FORM 13F HOLDINGS REPORT

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar year or Quarter ended :  June 30, 2005

Check here if Amendment [    ];  Amendment Number:
This Amendment (Check only one.): 		[      ]  is a restatement.
                                                		[      ]  adds
      new holdings entries.



Institutional Investment Manager Filing this Report:

Name:		Arthur E. Hall
Address:	1726 Cedarwood Drive
		Minden, NV  89423

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager

Name:		Arthur E. Hall
Title:		Portfolio Manager
Phone:		775-782-5174
Signature, Place and Date of Signing:

	Arthur E. Hall		Minden, Nevada		June 30, 2005
Report Type		(Check only one.):

[ x ]		13F HOLDINGS REPORT

[    ]	13F NOTICE

[    ]	13F COMBINATION REPORT

List of Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

							FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		NONE

Form 13F Information Table Entry Total:		33

Form 13F Information Table Value Total:		$99551

FORM 13F INFORMATION TABLE

Name of Issuer
Title
of
Class
Cusip
Value
(1,000)
Shares
Investment
Discretion
Managers Voting Authority






Sole
Shared
None
ALDERWOODS GROUP
COM
014383103
    1437
100000
DEFINED 01
X


ALLTEL
COM
020039103
    5418
87000
DEFINED 01
X


AMERICAN EXPRESS C
COM
025816109
    2662
50000
DEFINED 01
X


AMERICAN PWR CONV
COM
029066107
      590
25000
DEFINED 01
X


APPLIED MATERIALS
COM
038222105
    3640
225000
DEFINED 01
X


ARRAY BIOPHARMA
COM
04269X105
     630
100000
DEFINED 01
X


BIG DOG HLDINGS
COM
089128102
    1250
200000
DEFINED 01
X


CAPITAL AUTOMOTIV
COM
139733109
    6487
170000
DEFINED 01
X


CHEVRON
COM
166764100
    3355
60000
DEFINED 01
X


CHINA YUCHAI
COM
G21082105
    1214
100000
DEFINED 01
X


CIT GROUP
COM
125581108
    2149
50000
DEFINED 01
X


COMCAST
COM
200300200
    1330
44400
DEFINED 01
X


COMCAST Sp Cl A
COM
20030N200
     899
30000
DEFINED 01
X


COMCAST CL A
COM
20030N101
     444
14484
DEFINED 01
X


DIRECTV GROUP
COM
25459l106
    4263
275000
DEFINED 01
X


EQUIFAX
COM
294429105
    4367
122300
DEFINED 01
X


EOG RESOURCES
COM
26875P101
    5373
 94600
DEFINED 01
X


FIRST CONSULTING
COM
31986R103
     403
78600
DEFINED 01
X


GLACIER WATER
COM
376395109
     844
38500
DEFINED 01
X


INTL RECTIFIER
COM
460254105
   3579
75000
DEFINED 01
X


3M
COM
88579Y101
   5061
70000
DEFINED 01
X


MARSH & MCLENNAN
COM
571748102
    277
10000
DEFINED 01
X


MERCK
COM
589331107
   3388
110000
DEFINED 01
X


NOVELL
COM
670006105
    252
40600
DEFINED 01
X


PEPSICO
COM
713448108
    539
10000
DEFINED 01
X


PHOTON DYNAMICS
COM
719364101
   1546
75000
DEFINED 01
X


PLAINS ALL AMER
COM
726503105
 21285
485300
DEFINED 01
X


SUPERVALU
COM
868536103
  6522
200000
DEFINED 01
X


TENARIS
COM
88031M109
  3519
44964
DEFINED 01
X


TEXAS INSTRUMENTS
COM
882508104
    702
25000
DEFINED 01
X


URANIUM PARTICIPAT
COM
917017105
    381
80000
DEFINED 01
X


VERIZON
COM
92343V104
  1727
50000
DEFINED 01
X


VIROLOGIC
COM
92823R201
  4018
1620000
DEFINED 01
X




TOTAL						 99551